CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS - OPERATING ACTIVITIES
Comprehensive income (loss) for the period	$ 1,187	$ (212)
Adjustments required to reflect net cash used in operating activities (see appendix below)	(3,955)	(25,226)
Net cash used in operating activities	(2,768)	(25,438)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(24,818)	(20,559)
Maturities of short-term deposits	12,926	28,660
Sale (purchase) of property and equipment	11	(59)
Net cash provided by (used in) investing activities	(11,881)	8,042
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	13,554	5,565
Net proceeds from loan	0	19,223
Repayments of loan	(2,240)	(1,547)
Repayments of lease liabilities	(262)	(256)
Net cash provided by financing activities	11,052	22,985
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,597)	5,589
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	10,436	4,255
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	350	(221)
CASH AND CASH EQUIVALENTS - END OF PERIOD	7,189	9,623
Income and expenses not involving cash flows:
Depreciation and amortization	341	1,373
Exchange differences on cash and cash equivalents	(350)	221
Fair value adjustments of warrants	(6,410)	(12,845)
Warrant issuance costs	702	642
Share-based compensation	247	970
Interest on short-term deposits	48	201
Interest on loan	0	1,997
Exchange differences on lease liabilities	110	189
Total income and expense not involving cash flows	(5,312)	(7,252)
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	2,398	(2,821)
Decrease (increase) in prepaid expenses and other receivables	1,146	(359)
Decrease (increase) in inventory	295	(1,681)
Decrease in accounts payable and accruals	(2,482)	(5,633)
Decrease in contract liabilities	0	(7,480)
Total Change in operating asset and liability	1,357	(17,974)
Total Adjustments required to reflect net cash used in operating acivities	(3,955)	(25,226)
Supplemental information on interest received in cash	583	931
Supplemental information on interest paid in cash	694	971
Supplemental information on non-cash transactions:
Changes in right-of-use asset and lease liabilities	45	58
Warrant issuance costs	$ 0	$ 207